Other Non-Current Assets	6 Months Ended
Jun. 30, 2016
Other Non-Current Assets [Abstract]
Other Non-Current Assets:
8.      Other Non-Current Assets:
The amounts included in the accompanying consolidated balance sheets are as follows:
	December 31, 2015	June 30, 2016
Security deposits for derivatives	$727	$-
Total	$727	$-

As of December 31, 2015, $727 security deposits for derivatives for the vessels Belmar, Calida, Lipari and Petalidi, were recorded as "Other non-current assets" in the accompanying consolidated balance sheets due to the market valuation in the swap agreements as of the related date.